STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]		Retained Earnings [Member]	Comprehensive Income [Member]
Balance at Dec. 31, 2010	$ 357	$ 3,981	$ 369	$ 116,456	$ 55		$ (120,504)
Balance (in shares) at Dec. 31, 2010		3,235,083	326,797
Stock based compensation	102	0	0	102	0		0
Release of restricted shares to employees and directors, net	0	172	0	(172)	0		0
Release of restricted shares to employees and directors, net (in shares)		123,860	0
Issuance of shares, in connection with interest expenses	36	61		(25)
Issuance of shares, in connection with interest expenses (in shares)		43,005
Issuance of shares to an investor	49	72		(23)
Issuance of shares to an investor (in shares)		50,000
Comprehensive income:
Foreign currency translation adjustments	(55)	0	0	0	(55)		0	(55)
Net income	(219)	0	0	0	0		(219)	(219)
Total comprehensive income								(274)
Balance at Dec. 31, 2011	270	4,286	369	116,338	0	[1]	(120,723)
Balance (in shares) at Dec. 31, 2011		3,451,948	326,797
Stock based compensation	20	0	0	20			0
Release of restricted shares to employees and directors, net	0	30	0	(30)			0
Release of restricted shares to employees and directors, net (in shares)		22,985	0
Issuance of shares, in connection with interest expenses	10	21		(11)
Issuance of shares, in connection with interest expenses (in shares)		15,380
Issuance of shares to an investor	75	101		(26)
Issuance of shares to an investor (in shares)		75,000
Issuance of shares in connection with compensation to consultants	6	10		(4)
Issuance of shares in connection with compensation to consultants (in shares)		7,500
Compensation related to warrant granted to convertible note holder	10	0	0	10			0
Comprehensive income:
Net income	911	0	0	0			911	911
Total comprehensive income								911
Balance at Dec. 31, 2012	1,302	4,448	369	116,297			(119,812)
Balance (in shares) at Dec. 31, 2012		3,572,813	326,797
Stock based compensation	95	0	0	95			0
Release of restricted shares to employees and directors, net	0	238	0	(238)			0
Release of restricted shares to employees and directors, net (in shares)		176,317	0
Issuance of shares in connection with compensation to consultants	51	42		9
Issuance of shares in connection with compensation to consultants (in shares)		30,000
Compensation related to warrant granted to convertible note holder	10	0	0	10			0
Comprehensive income:
Net income	1,483	0	0	0			1,483	1,483
Total comprehensive income								1,483
Balance at Dec. 31, 2013	$ 2,941	$ 4,728	$ 369	$ 116,173			$ (118,329)
Balance (in shares) at Dec. 31, 2013		3,779,130	326,797

[1]	All accumulated other comprehensive income (loss) derived from foreign currency translation adjustments.